Consolidated Balance Sheet - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Assets
Cash and due from banks	$ 4,863	$ 4,735
Interest-bearing deposits with banks	25,583	30,720
Cash and interest bearing deposits with banks	30,446	35,455
Trading loans, securities, and other (Notes 5, 7)	146,000	127,897
Non-trading financial assets at fair value through profit or loss (Notes 5,7)	6,503	4,015
Derivatives (Notes 5, 11)	48,894	56,996
Financial assets designated at fair value through profit or loss (Notes 5,7)	4,040	3,618
Financial assets at fair value through other comprehensive income (Notes 5, 7, 8)	111,104	130,600
Total Trading and Non Trading Financial Assets	316,541	323,126
Debt securities at amortized cost, net of allowance for credit losses (Notes 5, 7)	130,497	107,171
Securities purchased under reverse repurchase agreements (Note 5)	165,935	127,379
Loans (Notes 5, 8)
Residential mortgages	235,640	225,191
Consumer instalment and other personal	180,334	172,079
Credit card	36,564	35,018
Business and government	236,517	217,654
Gross loans	689,055	649,942
Allowance for loan losses (Note 8)	(4,447)	(3,549)
Loans, net of allowance for loan losses	684,608	646,393
Other
Customers' liability under acceptances	13,494	17,267
Goodwill (Note 14)	16,976	16,536
Other intangibles (Note 14)	2,503	2,459
Land, buildings, equipment, and other depreciable assets (Note 15)	5,513	5,324
Deferred tax assets (Note 25)	1,799	2,812
Amounts receivable from brokers, dealers, and clients	20,575	26,940
Other assets (Note 16)	17,087	15,596
Total other miscellaneous assets	87,263	95,379
Total assets	1,415,290	1,334,903
LIABILITIES
Trading deposits (Notes 5, 17)	26,885	114,704
Derivatives (Notes 5, 11)	50,051	48,270
Securitization liabilities at fair value (Notes 5, 9)	13,058	12,618
Financial liabilities designated at fair value through profit or loss (Notes 5, 17)	105,131	16
Total financial liabilities other than non-trading deposits and other	195,125	175,608
Deposits (Notes 5, 17)
Personal	503,430	477,644
Banks	16,751	16,712
Business and government	366,796	357,083
Total deposits, other than trading	886,977	851,439
Other
Acceptances	13,494	17,269
Obligations related to securities sold short (Note 5)	29,656	39,478
Obligations related to securities sold under repurchase agreements (Note 5)	125,856	93,389
Securitization liabilities at amortized cost (Notes 5, 9)	14,086	14,683
Amounts payable to brokers, dealers, and clients	23,746	28,385
Insurance-related liabilities (Note 22)	6,920	6,698
Other liabilities (Note 18)	21,004	19,174
Total other miscellaneous liabilities	234,762	219,076
Subordinated notes and debentures (Notes 5, 19)	10,725	8,740
Total liabilities	1,327,589	1,254,863
EQUITY
Contributed surplus	157	193
Retained earnings	49,497	46,145
Accumulated other comprehensive income (loss)	10,581	6,639
Equity attributable to owners of parent	87,701	79,047
Non-controlling interests in subsidiaries (Note 21)		993
Total equity	87,701	80,040
Total liabilities and equity	1,415,290	1,334,903
Common shares [member]
EQUITY
Issued capital (Note 21)	21,713	21,221
Treasury shares - (Note 21)	(41)	(144)
Preferred shares [member]
EQUITY
Issued capital (Note 21)	5,800	5,000
Treasury shares - (Note 21)	(6)	(7)
TD Ameritrade [member]
Other
Investment in TD Ameritrade (Note 12)	$ 9,316	$ 8,445